Oct. 30, 2015
NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED MAY 27, 2016

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 30, 2015

The Board of Trustees (the “Board”) of Nuveen Investment Trust (“NIT”) and Nuveen Investment Trust II (“NIT II”) has approved several matters related to Nuveen Tradewinds Value Opportunities Fund (“Value Opportunities Fund”), a series of NIT, and Nuveen Tradewinds Global All-Cap Fund (“Global All-Cap Fund”), a series of NIT II. Both Funds are managed by Nuveen Fund Advisors, LLC (“NFAL”) and sub-advised by Tradewinds Global Investors, LLC (“Tradewinds”). These approvals were made in connection with an internal reorganization of certain investment personnel and fund management responsibilities from Tradewinds to NWQ Investment Management Company, LLC (“NWQ”) and the anticipated orderly wind down of Tradewinds. NFAL, Tradewinds and NWQ are subsidiaries of Nuveen Investments, Inc.

Fund Reorganizations. The Board has approved the reorganizations of Value Opportunities Fund and Global All-Cap Fund (each an “Acquired Fund” and together the “Acquired Funds”) into Nuveen NWQ Global Equity Income Fund (the “Acquiring Fund”), a series of NIT which is advised by NFAL and sub-advised by NWQ. In order for the reorganization to occur for an Acquired Fund, it must be approved by the shareholders of that Fund. There is no requirement that shareholders of each Acquired Fund approve the reorganization. Therefore, it is possible that the reorganization could occur between the Acquiring Fund and only one of the Acquired Funds.

For each Acquired Fund, if the Acquired Fund’s shareholders approve the reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Acquired Fund shareholders and the Acquired Fund will be terminated. As a result of these transactions, Acquired Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Acquired Fund. Each Acquired Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Acquired Fund shares immediately prior to the closing of the reorganization.

A joint special meeting of the shareholders of the Acquired Funds for the purpose of voting on each Fund’s respective reorganization is expected to be held in October 2016. If the required approval is obtained, it is anticipated that the reorganization will be consummated shortly after the special shareholder meeting. Further information regarding the proposed reorganizations will be contained in proxy materials that are expected to be sent to shareholders of the Acquired Funds in late August 2016.

Each Acquired Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Investment Policy Change. Contingent on shareholder approval of the reorganization of the Value Opportunities Fund, the Board also approved the removal of the Fund’s primary investment strategy to invest not more than 35% of its net assets in non-U.S. equity securities. If shareholders approve the reorganization, the Fund may invest in non-U.S. equity securities without limit. If shareholders do not approve the reorganization, the 35% limitation on non-U.S. equity securities will remain in place. In either case, the Fund will not invest more than 15% of its net assets in equity securities of companies located in emerging market countries.